Securities and Exchange Commission
Washington, DC 20549
Rule 23c-2 Notice of Intention to
Redeem Securities

of

Tortoise Midstream Energy Fund, Inc.
5100 W. 115th Place
Leawood, Kansas 66211
(913) 981-1020

under the

Investment Company Act of 1940

Securities Act File No.  333-165006
Investment Company Act File No. 811-21462

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940:

(1)	Titles of the classes of securities of Tortoise Midstream Energy Fund, Inc. (the “Company”) to be redeemed:

Series C Mandatory Redeemable Preferred Shares, liquidation preference $25.00 per share (CUSIP: 89148B4#5) (the “Series C MRPS”);

Series D Mandatory Redeemable Preferred Shares, liquidation preference $25.00 per share (CUSIP: 89148B5#4) (the “Series D MRPS” and, together with the Series C MRPS, the “MRPS”)

(2)	Date on which the securities are intended to be redeemed:

The MRPS are intended to be redeemed on or about April 10, 2020 (the “Redemption Date”).

(3)	Applicable provisions of the governing instrument pursuant to which the securities are intended to be redeemed:

The MRPS are intended to be redeemed pursuant to Section 3(a)(iii) of the Articles Supplementary creating and fixing the rights of the MRPS, dated December 7,2015.

(4)	The principal amount or number of shares and the basis upon which the securities intended to be redeemed are to be selected:

The Company intends to redeem, on a pro rata basis, the outstanding MRPS as set forth below:

Series Number of Shares

Series C MRPS                                         180,757

Series D MRPS                                         1,446,061

SIGNATURE

Pursuant to the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned, duly authorized in the State of Maryland, on this 7th day of April, 2020.

TORTOISE MIDSTREAM ENERGY FUND, INC

By: /s/ P. Bradley Adams
Name: P. Bradley Adams
Title: Chief Executive Officer

Securities and Exchange Commission
Washington, DC 20549
Rule 23c-2 Notice of Intention to
Redeem Securities

of

Tortoise Midstream Energy Fund, Inc.
5100 W. 115th Place
Leawood, Kansas 66211
(913) 981-1020

under the

Investment Company Act of 1940

Securities Act File No.  333-165006
Investment Company Act File No. 811-21462

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940:

(1)	Titles of the classes of securities of Tortoise Midstream Energy Fund, Inc. (the “Company”) to be redeemed:

Series E Mandatory Redeemable Preferred Shares, liquidation preference $25.00 per share (CUSIP: 89148B6#3) (the “Series E MRPS”);

Series F Mandatory Redeemable Preferred Shares, liquidation preference $25.00 per share (CUSIP: 89148B7#2) (the “Series F MRPS” and, together with the Series E MRPS, the “MRPS”)

(2)	Date on which the securities are intended to be redeemed:

The MRPS are intended to be redeemed on or about April 10, 2020 (the “Redemption Date”).

(3)	Applicable provisions of the governing instrument pursuant to which the securities are intended to be redeemed:

The MRPS are intended to be redeemed pursuant to Section 3(a)(iii) of the Articles Supplementary creating and fixing the rights of the MRPS, dated December 8,2017.

(4)	The principal amount or number of shares and the basis upon which the securities intended to be redeemed are to be selected:

The Company intends to redeem, on a pro rata basis, the outstanding MRPS as set forth below:

Series Number of Shares

Series E MRPS                                      1,446,061

Series F MRPS                                       903,788

SIGNATURE

Pursuant to the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned, duly authorized in the State of Maryland, on this 7th day of April, 2020.

TORTOISE MIDSTREAM ENERGY FUND, INC

By: /s/ P. Bradley Adams
Name: P. Bradley Adams
Title: Chief Executive Officer

Securities and Exchange Commission
Washington, DC 20549
Rule 23c-2 Notice of Intention to
Redeem Securities

of

Tortoise Midstream Energy Fund, Inc.
5100 W. 115th Place
Leawood, Kansas 66211
(913) 981-1020

under the

Investment Company Act of 1940

Securities Act File No.  333-165006
Investment Company Act File No. 811-21462

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940:

(1)	Titles of the classes of securities of Tortoise Midstream Energy Fund, Inc. (the “Company”) to be redeemed:

Series G Mandatory Redeemable Preferred Shares, liquidation preference $25.00 per share (CUSIP: 89148B8#1) (the “Series G MRPS”);

(2)	Date on which the securities are intended to be redeemed:

The MRPS are intended to be redeemed on or about April 10, 2020 (the “Redemption Date”).

(3)	Applicable provisions of the governing instrument pursuant to which the securities are intended to be redeemed:

The MRPS are intended to be redeemed pursuant to Section 3(a)(iii) of the Articles Supplementary creating and fixing the rights of the MRPS, dated October 15,2018.

(4)	The principal amount or number of shares and the basis upon which the securities intended to be redeemed are to be selected:

The Company intends to redeem, on a pro rata basis, the outstanding MRPS as set forth below:

Series Number of Shares

Series G MRPS                                         795,333

SIGNATURE

Pursuant to the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned, duly authorized in the State of Maryland, on this 7th day of April, 2020.

TORTOISE MIDSTREAM ENERGY FUND, INC

By: /s/ P. Bradley Adams
Name: P. Bradley Adams
Title: Chief Executive Officer